Related Party Transactions	9 Months Ended
Sep. 30, 2019
Business Combinations [Abstract]
Deconsolidation of Teekay Offshore
Related Party Transactions
On May 8, 2019, Teekay sold to Brookfield Business Partners L.P. (or Brookfield) all of the Company’s remaining interests in Teekay Offshore Partners L.P. (or Teekay Offshore), which included the Company’s 49% general partner interest, common units, warrants, and an outstanding $25 million loan from the Company to Teekay Offshore (described below), for total cash proceeds of $100 million (or the 2019 Brookfield Transaction). Subsequent to the 2019 Brookfield Transaction, Teekay Offshore is no longer a related party of Teekay.

Subsequent to the deconsolidation of Teekay Offshore in September 2017 and prior to the 2019 Brookfield Transaction, the Company accounted for its investment in Teekay Offshore's general partner and common units under the equity method of accounting. Based on the 2019 Brookfield Transaction, the Company remeasured its investment in Teekay Offshore to fair value at March 31, 2019 based on the Teekay Offshore publicly-traded unit price at that date, resulting in a write-down of $64.9 million reflected in equity loss on the Company's unaudited consolidated statements of loss for the nine months ended September 30, 2019. The Company recognized a loss on sale of $8.9 million upon completion of the 2019 Brookfield Transaction in May 2019.

Since Teekay Offshore is no longer a related party of Teekay, advances from Teekay to Teekay Offshore and advances from Teekay Offshore to Teekay were included in accounts receivable and accounts payable, respectively, on the Company's unaudited consolidated balance sheet as at September 30, 2019. Advances from Teekay to Teekay Offshore as at December 31, 2018 were $83.1 million, and advances from Teekay Offshore to Teekay as at December 31, 2018 were $59.3 million. Such amounts were included in current portion of loans to equity-accounted investments and loans from equity-accounted investments, respectively, on the Company's consolidated balance sheet as at December 31, 2018.

In March 2018, Teekay Offshore entered into a loan agreement for a $125.0 million senior unsecured revolving credit facility, of which up to $25.0 million was provided by Teekay and up to $100.0 million was provided by Brookfield. Teekay’s $25.0 million loan to Teekay Offshore was among the assets sold by Teekay to Brookfield in the 2019 Brookfield Transaction.

On September 25, 2017, Teekay, Teekay Offshore and Brookfield completed a strategic partnership (or the 2017 Brookfield Transaction), which resulted in the deconsolidation of Teekay Offshore as of that date. Until December 31, 2017, Teekay and its wholly-owned subsidiaries directly and indirectly provided substantially all of Teekay Offshore’s ship management, commercial, technical, strategic, business development and administrative service needs. On January 1, 2018, as part of the 2017 Brookfield Transaction, Teekay Offshore acquired a 100% ownership interest in seven subsidiaries (or the Transferred Subsidiaries) of Teekay at carrying value. The Company recognized a loss of $7.1 million for the nine months ended September 30, 2018 related to the sale of the Transferred Subsidiaries and the resultant release of accumulated pension losses from accumulated other comprehensive income, which is recorded in loss on deconsolidation of Teekay Offshore on the Company's unaudited consolidated statements of loss.

Subsequent to their transfer to Teekay Offshore, the Transferred Subsidiaries continue to provide ship management, commercial, technical, strategic, business development and administrative services to Teekay, primarily related to Teekay's FPSO units. Teekay and certain of its subsidiaries, other than the Transferred Subsidiaries, continue to provide certain other ship management, commercial, technical, strategic and administrative services to Teekay Offshore.

Revenues recognized by the Company for services provided to Teekay Offshore during the period that Teekay Offshore was a related party to the Company from January 1, 2019 to May 8, 2019 was $7.6 million (three and nine months ended September 30, 2018 – $5.1 million and $16.2 million, respectively), which were recorded in revenues on the Company's unaudited consolidated statements of loss. Fees paid by the Company to Teekay Offshore for services provided by Teekay Offshore to the Company during the period that Teekay Offshore was a related party to the Company from January 1, 2019 to May 8, 2019 was $9.6 million (three and nine months ended September 30, 2018 – $5.9 million and $19.2 million, respectively), which were recorded in vessel operating expenses and general and administrative expenses on the Company's unaudited consolidated statements of loss.

As at September 30, 2019, two shuttle tankers and three FSO units of Teekay Offshore were employed on long-term time-charter-out or bareboat contracts to subsidiaries of Teekay. Time-charter hire expenses paid by the Company to Teekay Offshore during the period that Teekay Offshore was a related party to the Company from January 1, 2019 to May 8, 2019 was $20.8 million (three and nine months ended September 30, 2018 – $14.4 million and $42.4 million, respectively).

In September 2018, Teekay LNG entered into an agreement with its 52%-owned joint venture with Marubeni Corporation (or the Teekay LNG-Marubeni Joint Venture) to charter in one of Teekay LNG-Marubeni Joint Venture's LNG carriers, the Magellan Spirit, for a period of two years at a fixed-rate. Time-charter hire expense for the three and nine months ended September 30, 2019 were $5.3 million and $14.0 million, respectively (three and nine months ended September 30, 2018 – $1.7 million).

The Company provides ship management and corporate services to certain of its equity-accounted joint ventures that own and operate LNG carriers on long-term charters. In addition, the Company is reimbursed for costs incurred by the Company for its seafarers operating these LNG carriers. During the three and nine months ended September 30, 2019, the Company earned $17.4 million and $50.0 million, respectively (three and nine months ended September 30, 2018 – $14.4 million and $40.1 million, respectively), of fees pursuant to these management agreements and reimbursement of costs.